                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
              PROSPECTUSES DATED MAY 1, 2000 AND NOVEMBER 9, 2006
                                (COVA SERIES A)

This Supplement revises information contained in the prospectuses dated May 1, 2000 (as supplemented) and November 9, 2006 (as supplemented) for the Cova Series A Variable Annuity contracts issued by Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) ("BLIC," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

 Mortality and Expense Risk Charge*............ 0.85%
                                                ----

 Total Separate Account Annual Expenses........ 0.85%

 * We are waiving an amount of the Mortality and Expense Risk Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A) and in excess of 0.87% for account value allocated to the

     Oppenheimer Global Equity Portfolio (Class B).



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.38%     0.99%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                       DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                          AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                          MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 Invesco Comstock Portfolio -- Class B      0.57%         0.25%        0.02%        --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value                      0.65%          --          0.03%      0.05%       0.73%         0.02%         0.71%
  Portfolio -- Class A


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 MFS(R) Research International                 0.70%         0.25%        0.04%
  Portfolio -- Class B

 Morgan Stanley Mid Cap Growth                 0.65%          --          0.05%
  Portfolio -- Class A

 Oppenheimer Global Equity                     0.66%         0.25%        0.05%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A       0.48%          --          0.05%

 T. Rowe Price Large Cap Value                 0.57%          --          0.02%
  Portfolio -- Class A

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                         0.33%         0.25%        0.04%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond               0.35%          --          0.03%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity            0.70%         0.15%        0.02%
  Opportunities Portfolio -- Class E

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 MFS(R) Total Return Portfolio -- Class B      0.56%         0.25%        0.05%

 MFS(R) Value Portfolio -- Class B             0.70%         0.25%        0.02%

 Neuberger Berman Genesis                      0.81%          --          0.04%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                0.47%          --          0.03%
  Portfolio -- Class A

 Western Asset Management Strategic            0.57%          --          0.03%
  Bond Opportunities
  Portfolio -- Class A

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund                  0.48%         0.25%        0.11%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 MFS(R) Research International                  --        0.99%         0.06%         0.93%
  Portfolio -- Class B

 Morgan Stanley Mid Cap Growth                  --        0.70%         0.01%         0.69%
  Portfolio -- Class A

 Oppenheimer Global Equity                      --        0.96%         0.10%         0.86%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A        --        0.53%         0.03%         0.50%

 T. Rowe Price Large Cap Value                  --        0.59%         0.03%         0.56%
  Portfolio -- Class A

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                          --        0.62%           --          0.62%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond                --        0.38%         0.02%         0.36%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity             --        0.87%         0.11%         0.76%
  Opportunities Portfolio -- Class E

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 MFS(R) Total Return Portfolio -- Class B       --        0.86%           --          0.86%

 MFS(R) Value Portfolio -- Class B              --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis                       --        0.85%         0.01%         0.84%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                 --        0.50%           --          0.50%
  Portfolio -- Class A

 Western Asset Management Strategic           0.01%       0.61%         0.05%         0.56%
  Bond Opportunities
  Portfolio -- Class A

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund                   --        0.84%           --          0.84%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



ANNUITY PAYMENTS (THE INCOME PHASE)



ANNUITY DATE

Under the contract you can receive regular income payments. You choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date. We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF

ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


Prior to March 6, 2017, Brighthouse Funds Trust I was known as Met Investors Series Trust and Brighthouse Funds Trust II was known as Metropolitan Series Fund.


BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class A

     MFS(R) Research International Portfolio -- Class B

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class A



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class E
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A


     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IB

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Equity Income Fund



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS

An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract Owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the prospectuses for the investment portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the investment portfolios and the Statements of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)


RESTRICTIONS ON TRANSFERS

We have modified the third paragraph in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.


We have also modified the RESTRICTIONS ON LARGE TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliate, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive officers are located at 11225 North Community House Road, Charlotte, NC 28277.


PLANNED SEPARATION FROM METLIFE, INC.

In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html.


No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

On March 6, 2017, the Separate Account was renamed Brighthouse Variable Annuity Account C. Previously, the Separate Account was known as MetLife Investors Variable Annuity Account One.

DISTRIBUTOR

Effective March 6, 2017, BLIC entered into a new Principal Underwriting and Distribution Agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Previously, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority.


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I."): Invesco V.I. International Growth Fund (Series I) (closed May 1, 2002); Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (Class I) (closed May 1, 2003); Brighthouse Funds Trust II: T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed May 1, 2003); Brighthouse Funds Trust I: MFS(R) Research International Portfolio (Class A) (closed May 1, 2003); Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B) (closed December 19, 2003); Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class A) (closed May 1, 2004); Brighthouse Funds Trust II: BlackRock Capital Appreciation Portfolio (Class A) (added and closed effective May 4, 2009); Brighthouse Funds Trust I: Oppenheimer Global Equity Portfolio (Class A) (added and closed May 2, 2011); ClearBridge Aggressive Growth Portfolio (Class B) (added and closed May 2, 2011); and Brighthouse Funds Trust II:
Brighthouse/Wellington Core

Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class A) (closed May 1, 2016).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of the Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 1) (closed May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class A) (closed May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 1) (closed May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 1) (closed May 1,
2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Premier Equity Fund (Series I) (closed May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A).


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class
B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2007, the Invesco V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/
Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid-Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid Cap Value Portfolio (Class B) (approximately 65%).


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 3, 2010, the assets in the Class B shares of the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Mid Cap Value Portfolio of the Met Investors Series Trust, which had been closed to new investment, were transferred to the Class A Shares of those investment portfolios.


Effective as of May 3, 2010, Putnam VT Growth and Income Fund (Class 1B) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) (closed effective May 1, 2002) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Met/Templeton Growth Portfolio of the Met Investors Series Trust. Also effective April 29, 2013, the Met/Templeton Growth Portfolio changed its name to the Oppenheimer Global Equity Portfolio.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016) of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

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


APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 Invesco Comstock Portfolio -- Class B      Seeks capital growth and income.
 Invesco Mid Cap Value                      Seeks high total return by investing in equity
 Portfolio -- Class A                       securities of mid-sized companies.
 MFS(R) Research International              Seeks capital appreciation.
 Portfolio -- Class B
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio -- Class A
 Oppenheimer Global Equity                  Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Total Return Portfolio -- Class A    Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 T. Rowe Price Large Cap Value              Seeks long-term capital appreciation by
 Portfolio -- Class A                       investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class A                       consistent with preservation of capital.
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class E         over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity       appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 MFS(R) Total Return Portfolio -- Class B   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class A                       of capital appreciation.
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class A
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A         with preservation of capital.
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Seeks capital growth and current income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 Invesco Comstock Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: Morgan Stanley Investment
                                            Management Inc.
 Oppenheimer Global Equity                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: OppenheimerFunds, Inc.
 PIMCO Total Return Portfolio -- Class A    Brighthouse Investment Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 T. Rowe Price Large Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income                      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class E         Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity       Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MFS(R) Total Return Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Western Asset Management
                                            Company
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Putnam Investment Management, LLC


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